                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 1999


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ]  is a restatement.
                                 [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address:  225 Franklin Street
          Boston, MA  02110


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

 /s/ James J. Finnegan     Boston, Massachuetts
 ----------------------                            ----------------------
       [Signature]           [City, State]                  [Date]

Report Type  (Check only one.):

[  X ] 13F HOLDING REPORT.

[    ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name
NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:  $1,004,559


List of Other Included Managers:

No.                        Form 13 File Number                Name
1                          28-6536                            AEW Capital Management, Inc.
2                          28-5952                            MetLife New England Holdings, Inc.
3                          28-3714                            Metropolitan Life Insurance Company
4                          28-6808                            Nvest Companies, L.P.


                            FORM 13F INFORMATION TABLE
               Name of Reporting Manager: AEW Capital Management, L.P.


-------------------------------------------------------------------------------------------------------------------------
                                                                                       VALUE                SH of

         NAME OF ISSUER              TITLE OF CLASS          CUSIP                    (X$1000)              PRN AMT
-------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                     Common Stock         00163T109                   26,407              1,123,685
-------------------------------------------------------------------------------------------------------------------------
American Real Estate Inv Corp         Common Stock         029166105                   20,303              1,212,121
-------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                 Common Stock         03748r101                   60,792              1,422,038
-------------------------------------------------------------------------------------------------------------------------
Archstone Communities                 Common Stock         039581103                   38,207              1,741,644
-------------------------------------------------------------------------------------------------------------------------
Arden Realty                          Common Stock         039793104                   16,349                663,900
-------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                Common Stock         053484101                   23,974                647,952
-------------------------------------------------------------------------------------------------------------------------
Beacon Capital                        Common Stock         073561102                    1,891                125,000
-------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.               Common Stock         101121101                   27,599                769,300
-------------------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                  Common Stock         104580105                   16,110                776,400
-------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                Common Stock         127072106                    8,493                399,650
-------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                 Common Stock         133131102                   22,971                827,773
-------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                    Common Stock         144418100                   12,244                489,750
-------------------------------------------------------------------------------------------------------------------------
Catellus Development                  Common Stock         149111106                       73                  4,800
-------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                 Common Stock         832197107                   23,821                701,900
-------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust             Common Stock         195872106                      605                 21,400
-------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                  Common Stock         202218103                    1,209                 93,900
-------------------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.                Common Stock         21922H103                   40,526              2,552,850
-------------------------------------------------------------------------------------------------------------------------
Cousins Properties                    Common Stock         222795106                    4,764                140,900
-------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt              Common Stock         225756105                   15,991                673,300
-------------------------------------------------------------------------------------------------------------------------
Developers Diversified                Common Stock         251591103                   28,568              1,692,897
-------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty(P)      Preferred Stock      251591806                    3,430                140,000
-------------------------------------------------------------------------------------------------------------------------
Duke Realty Investments               Common Stock         264411505                    6,653                294,881
-------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                Common Stock         29380T105                    4,986                282,900
-------------------------------------------------------------------------------------------------------------------------
Equity Office Properties              Common Stock         294741103                   47,099              1,838,016
-------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT              OTHER                               VOTING AUTHORITY
                                                                               -------------------------------------------------
         NAME OF ISSUER                   DISCRETION             MANAGERS           SOLE           SHARED            NONE
--------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                       Shared-Defined         01 02 03 04          1,123,685
--------------------------------------------------------------------------------------------------------------------------------
American Real Estate Inv Corp           Shared-Defined         01 02 03 04          1,212,121
--------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                   Shared-Defined         01 02 03 04          1,422,038
--------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                   Shared-Defined         01 02 03 04          1,741,644
-------------------------------------------------------------------------------------------------------------------------------
Arden Realty                            Shared-Defined         01 02 03 04            663,900
--------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                  Shared-Defined         01 02 03 04            647,952
--------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                          Shared-Defined         01 02 03 04            125,000
--------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                 Shared-Defined         01 02 03 04            769,300
--------------------------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                    Shared-Defined         01 02 03 04            776,400
--------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                  Shared-Defined         01 02 03 04            399,650
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                   Shared-Defined         01 02 03 04            827,773
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                      Shared-Defined         01 02 03 04            489,750
--------------------------------------------------------------------------------------------------------------------------------
Catellus Development                    Shared-Defined         01 02 03 04              4,800
--------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                   Shared-Defined         01 02 03 04            701,900
--------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust               Shared-Defined         01 02 03 04             21,400
--------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                    Shared-Defined         01 02 03 04             93,900
--------------------------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.                  Shared-Defined         01 02 03 04          2,552,850
--------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                      Shared-Defined         01 02 03 04            140,900
--------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                Shared-Defined         01 02 03 04            673,300
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                  Shared-Defined         01 02 03 04          1,692,897
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty(P)        Shared-Defined         01 02 03 04            140,000
--------------------------------------------------------------------------------------------------------------------------------
Duke Realty Investments                 Shared-Defined         01 02 03 04            294,881
--------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                  Shared-Defined         01 02 03 04            282,900
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties                Shared-Defined         01 02 03 04          1,838,016
--------------------------------------------------------------------------------------------------------------------------------


                            FORM 13F INFORMATION TABLE
               Name of Reporting Manager: AEW Capital Management, L.P.



-------------------------------------------------------------------------------------------------------------------------
                                                                                       VALUE                SH of

         NAME OF ISSUER              TITLE OF CLASS          CUSIP                    (X$1000)              PRN AMT
-------------------------------------------------------------------------------------------------------------------------
Equity Residential                    Common Stock         29476l107                   28,612                634,946
-------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust             Common Stock         313747206                    1,835                 80,000
-------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc              Common Stock         31430f101                   10,323                497,500
-------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Tr            Common Stock         32054k103                      173                  6,300
-------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am          Common Stock         351807102                    2,167                 97,400
-------------------------------------------------------------------------------------------------------------------------
General Growth Prop                   Preferred Stock      370021107                    9,546                268,900
-------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                 Common Stock         379302102                    8,508                519,600
-------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                 Common Stock         38168b103                   23,763                972,404
-------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                  Common Stock         431284108                   17,873                651,420
-------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                Common Stock         44106m102                   27,235              1,004,050
-------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                   Common Stock         44107p104                   10,258                863,841
-------------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                        Common Stock         46624a106                    2,511                122,100
-------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                   Common Stock         49427f108                   13,131                538,700
-------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                    Common Stock         49446r109                    7,974                200,600
-------------------------------------------------------------------------------------------------------------------------
Kranzco Realty Trust                  Common Stock         50076e103                      990                 74,700
-------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties              Common Stock         517942108                    1,148                 75,000
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                Common Stock         531172104                    8,517                342,400
-------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                Common Stock         554382101                   10,602                403,900
-------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                 Common Stock         554489104                    2,481                 80,200
-------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                  Common Stock         718333107                    5,363                317,800
-------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                 Common Stock         737464107                   34,366                838,196
-------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                   Common Stock         740706106                    9,417                398,600
-------------------------------------------------------------------------------------------------------------------------
Price Enterprises, Inc.               Common Stock         741444202                       72                 10,000
-------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust              Common Stock         74158j103                       58                  3,400
-------------------------------------------------------------------------------------------------------------------------
Prime Retail Inc.                     Common Stock         741570105                    5,739                660,600
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT              OTHER                               VOTING AUTHORITY
                                                                               -------------------------------------------------
         NAME OF ISSUER                   DISCRETION             MANAGERS           SOLE           SHARED            NONE
--------------------------------------------------------------------------------------------------------------------------------
Equity Residential                      Shared-Defined         01 02 03 04            634,946
--------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust               Shared-Defined         01 02 03 04             80,000
--------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc                Shared-Defined         01 02 03 04            497,500
--------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Tr              Shared-Defined         01 02 03 04              6,300
--------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am            Shared-Defined         01 02 03 04             97,400
--------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                     Shared-Defined         01 02 03 04            268,900
--------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                   Shared-Defined         01 02 03 04            519,600
--------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                   Shared-Defined         01 02 03 04            972,404
--------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                    Shared-Defined         01 02 03 04            651,420
--------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                  Shared-Defined         01 02 03 04          1,004,050
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                     Shared-Defined         01 02 03 04            863,841
--------------------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                          Shared-Defined         01 02 03 04            122,100
--------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                     Shared-Defined         01 02 03 04            538,700
--------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                      Shared-Defined         01 02 03 04            200,600
--------------------------------------------------------------------------------------------------------------------------------
Kranzco Realty Trust                    Shared-Defined         01 02 03 04             74,700
--------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                Shared-Defined         01 02 03 04             75,000
--------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                  Shared-Defined         01 02 03 04            342,400
--------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                  Shared-Defined         01 02 03 04            403,900
--------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                   Shared-Defined         01 02 03 04             80,200
--------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                    Shared-Defined         01 02 03 04            317,800
--------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                   Shared-Defined         01 02 03 04            838,196
--------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                     Shared-Defined         01 02 03 04            398,600
--------------------------------------------------------------------------------------------------------------------------------
Price Enterprises, Inc.                 Shared-Defined         01 02 03 04             10,000
--------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust                Shared-Defined         01 02 03 04              3,400
--------------------------------------------------------------------------------------------------------------------------------
Prime Retail Inc.                       Shared-Defined         01 02 03 04            660,600
--------------------------------------------------------------------------------------------------------------------------------


                            FORM 13F INFORMATION TABLE
               Name of Reporting Manager: AEW Capital Management, L.P.



-------------------------------------------------------------------------------------------------------------------------
                                                                                        VALUE                SH of

         NAME OF ISSUER              TITLE OF CLASS          CUSIP                     (X$1000)              PRN AMT
-------------------------------------------------------------------------------------------------------------------------
Prison Realty Trust Inc.              Common Stock         74264N105                    5,182                528,100
-------------------------------------------------------------------------------------------------------------------------
Prologis Trust                        Common Stock         743410102                   19,850                980,269
-------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                   Common Stock         74460d109                   38,256              1,366,300
-------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                  Common Stock         758939102                    8,740                398,400
-------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.             Common Stock         74955j108                      864                 68,800
-------------------------------------------------------------------------------------------------------------------------
Rouse Co.                             Common Stock         779273101                    6,412                252,700
-------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                 Common Stock         82567d104                    7,145                263,400
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group                  Common Stock         828806109                   34,330              1,352,920
-------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                  Common Stock         78440x101                      112                  5,500
-------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.               Common Stock         848497103                   25,607                658,700
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts             Common Stock         85590A203                   14,413                471,600
-------------------------------------------------------------------------------------------------------------------------
Summit Properties                     Common Stock         866239106                   11,386                576,500
-------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                  Common Stock         866674104                    4,475                126,050
-------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                Common Stock         875465106                    7,524                289,400
-------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                 Common Stock         876664103                    9,435                715,450
-------------------------------------------------------------------------------------------------------------------------
Trinet Corporate Rlty                 Common Stock         896287109                    3,893                140,600
-------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                     Common Stock         896938107                    6,513                319,650
-------------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                   Common Stock         917060105                    7,324                232,500
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                 Common Stock         929042109                   14,132                400,200
-------------------------------------------------------------------------------------------------------------------------
Weeks Corporation                     Common Stock         94856p102                   43,665              1,431,629
-------------------------------------------------------------------------------------------------------------------------
Weeks Corporation(Preferred)          Preferred Stock      94856P201                   33,600              1,400,000
-------------------------------------------------------------------------------------------------------------------------
Wyndham International                 Common Stock         983101106                    5,973              1,327,300
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                       1,004,559             41,605,482
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                         INVESTMENT              OTHER                               VOTING AUTHORITY
                                                                              -------------------------------------------------
         NAME OF ISSUER                  DISCRETION             MANAGERS           SOLE           SHARED            NONE
-------------------------------------------------------------------------------------------------------------------------------
Prison Realty Trust Inc.               Shared-Defined         01 02 03 04            528,100
-------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                         Shared-Defined         01 02 03 04            980,269
-------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                    Shared-Defined         01 02 03 04          1,366,300
-------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                   Shared-Defined         01 02 03 04            398,400
-------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.              Shared-Defined         01 02 03 04             68,800
-------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                              Shared-Defined         01 02 03 04            252,700
-------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                  Shared-Defined         01 02 03 04            263,400
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                   Shared-Defined         01 02 03 04          1,352,920
-------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                   Shared-Defined         01 02 03 04              5,500
-------------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.                Shared-Defined         01 02 03 04            658,700
-------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts              Shared-Defined         01 02 03 04            471,600
-------------------------------------------------------------------------------------------------------------------------------
Summit Properties                      Shared-Defined         01 02 03 04            576,500
-------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                   Shared-Defined         01 02 03 04            126,050
-------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                 Shared-Defined         01 02 03 04            289,400
-------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                  Shared-Defined         01 02 03 04            715,450
-------------------------------------------------------------------------------------------------------------------------------
Trinet Corporate Rlty                  Shared-Defined         01 02 03 04            140,600
-------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                      Shared-Defined         01 02 03 04            319,650
-------------------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                    Shared-Defined         01 02 03 04            232,500
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                  Shared-Defined         01 02 03 04            400,200
-------------------------------------------------------------------------------------------------------------------------------
Weeks Corporation                      Shared-Defined         01 02 03 04          1,431,629
-------------------------------------------------------------------------------------------------------------------------------
Weeks Corporation(Preferred)           Shared-Defined         01 02 03 04          1,400,000
-------------------------------------------------------------------------------------------------------------------------------
Wyndham International                  Shared-Defined         01 02 03 04          1,327,300
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                     41,605,482
-------------------------------------------------------------------------------------------------------------------------------
